Basis of presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Basis of presentation and Significant Accounting Policies [Abstract]
Summary of Partnership's loan receivables and other financing receivables

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2011 $	December 31, 2010 $
Direct financing leases	Payment activity	Performing	409,541	415,695
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	786	410
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	830	—
Advances to joint venture partner (Note 8)	Other internal metrics	Performing	10,200	10,200

			421,357	426,305

Summary of Dry docking activity

	Year Ended December 31,
	2011 $	2010 $	2009 $

Balance at January 1,	24,393	20,477	15,257
Cost incurred for dry docking	19,638	12,727	9,729
Sale of vessel	—	(1,477)	—
Dry-dock amortization	(9,582)	(7,334)	(4,509)

Balance at December 31,	34,449	24,393	20,477